Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2018
Employee Benefits [Abstract]
Disclosure of Permanent Employees and Aggregate Earnings of Employees

	2018	2017

Number of permanent employees as at 30 June:

South African operations[1]	32 520	26 478
International operations[2]	1 511	1 403

Total number of permanent employees	34 031	27 881

	US dollar
Figures in million	2018	2017

Aggregate earnings

The aggregate earnings of employees including directors were:

Salaries and wages and other benefits	695	563
Retirement benefit costs	49	41
Medical aid contributions	18	15

Total aggregated earnings[3]	762	619

[1] Increase in 2018 due to the acquisition of the Moab Khotsong operations.
[2] The MMJV employees included in the total is 114 (2017: 103).
[3] These amounts have been included in cost of sales, corporate expenditure and capital expenditure.